Risk management (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
0 a 30 days
Customers Funding
Demand deposits	R$ 29,524	R$ 18,854	R$ 15,252
Savings accounts	49,040	46,068	40,570
Time deposits	53,321	49,771	39,549
Interbank deposit	871	863	622
Funds from acceptances and issuance of securities	3,921	3,681	4,436
Borrowings and Onlendings	5,077	5,181	5,606
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	9,857	0
Total	141,754	134,275	106,035
Total
Customers Funding
Demand deposits	29,524	18,854	15,252
Savings accounts	49,040	46,068	40,570
Time deposits	190,344	190,971	170,570
Interbank deposit	4,299	4,118	3,244
Funds from acceptances and issuance of securities	85,963	70,110	69,348
Borrowings and Onlendings	54,880	45,936	48,304
Subordinated Debts / Debt Instruments Eligible to Compose Capital	10,175	19,666	8,829
Total	R$ 424,225	R$ 395,723	R$ 356,117
%
Customers Funding
Demand deposits	100.00%	100.00%	100.00%
Savings accounts	100.00%	100.00%	100.00%
Time deposits	28.00%	26.00%	23.00%
Interbank deposit	20.00%	21.00%	19.00%
Funds from acceptances and issuance of securities	5.00%	5.00%	6.00%
Borrowings and Onlendings	9.00%	11.00%	12.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	2.00%	50.00%	0.00%
Total	33.00%	34.00%	30.00%